Investments Accounted for Using the Equity Method - Joint ventures Additional Information (Details) $ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	May 13, 2022 CLP ($)	May 13, 2022 USD ($)	Feb. 28, 2022 CLP ($) shares	Dec. 31, 2022 CLP ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 CLP ($)	Oct. 28, 2021 CLP ($)
Disclosure Of Other Provisions [Line Items]
Other financial assets				$ 59,827,640		$ 39,379,065
Number of buses acquired | item				991	991
Additions Other Than Through Business Combinations Property Plant And Equipment				$ 1,012,321,832		898,459,952
Issued capital				$ 3,882,103,470		$ 3,882,103,470
Sociedad De Inversiones K Cuatro S.P.A [Member]
Disclosure Of Other Provisions [Line Items]
Percentage of equity interests acquired			50.00%				10.00%
Shares Acquired, Number | shares			400
Shares Acquired, Value			$ 259,393
Other financial assets							$ 31,632
Suministradora De Buses K Cuatro Spa [Member]
Disclosure Of Other Provisions [Line Items]
Additions Other Than Through Business Combinations Property Plant And Equipment	$ 58,769,207	$ 63.5			$ 364.0
Suministradora De Buses K Cuatro Spa [Member] | Enel X Chile SpA [Member]
Disclosure Of Other Provisions [Line Items]
Additions Other Than Through Business Combinations Property Plant And Equipment	$ 29,384,103	$ 31.5